Leases (Details) - Schedule of operating lease liability - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of operating lease liability [Line Items]
Total operating lease liability	$ 202
Beijing office [Member]
Leases (Details) - Schedule of operating lease liability [Line Items]
Total operating lease liability	$ 202